Significant Accounting Policies (Details) - Schedule of outlines the currency exchange rates	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Outlines The Currency Exchange Rates Abstract
Year-end spot rate	US$1= 6.9646 RMB	US$1= 6.7114 RMB	US$1= 6.3757 RMB
Average rate	US$1= 7.0087 RMB	US$1= 6.4661 RMB	US$1= 6.4266 RMB